Stockholders' Equity (Deficit) - Assumptions Related to Share-based Compensation (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period, weighted average grant date fair value			$ 8.95	$ 14.74	$ 3.02
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	47.00%	53.00%	53.00%	60.00%
Expected life (in years)	6 years	6 years 2 months	6 years 2 months 1 day
Risk-free interest rate, minimum		1.38%	1.38%	1.53%	0.70%
Risk-free interest rate, maximum		1.79%	1.91%	2.05%	1.80%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility					57.80%
Expected life (in years)				5 years	5 years
Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility					60.00%
Expected life (in years)				6 years 3 months 18 days	7 years 2 months 12 days